Note 10 - Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Trade payable		$ 2,269,845	$ 504,229	$ 768,066
Payroll related liabilities (1)	[1]	595,720	112,913	628,378
Accrued liabilities		174,857	193,451	183,037
Lease commitment				44,863
		$ 3,040,422	$ 810,593	$ 1,624,344

[1]	Payroll related liabilities at December 31, 2016 includes $450,000 of bonus payable to the CEO along with $87,751 of past salaries due to some current and former employees of DenseLight.